Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

Operating lease liabilities consists of the following:

	Discount rate %	December 31, 2024	Discount rate %	December 31, 2023

Short-term lease liabilities	21-55	484,043	21-55	412,564
Long-term lease liabilities	21-55	87,713	21-55	277,956
Total		571,756		690,520

Schedule of Maturity of the Operating Lease Liabilities	As at December 31, 2024 and 2023 maturity of the operating lease liabilities are as follows:
	Dec 31, 2024	Dec 31, 2023

2024	--	412,564
2025	484,043	233,984
2026	87,713	43,972
Total	571,756	690,520

Schedule of Supplemental Information Operating Lease Liabilities

The following table presents supplemental information used to calculate the present value of operating lease liabilities:

	Dec 31, 2024	Dec 31, 2023

Weighted average remaining lease term (in years)	1.36	1.78
Weighted average discount rate %	40%	30%

Supplemental cash flow information related to operating leases included in cash flow from operating activities was as follows:

	Dec 31, 2024	Dec 31, 2023

Cash paid for operating leases	(985,506)	(1,403,266)
Total	(985,506)	(1,403,266)